5. NOTES PAYABLE TO SIGNIFICANT STOCKHOLDERS (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
WarrantMember
Warrants Balance Outstanding, Beginning	52,730	0
Warrants Issued	5,198	52,730
Warrants Balance Outstanding and Exercisable		52,730
Warrants vested and expected to vest		52,730
Warrants Cancelled	(586)
Warrants Exercised	(57,342)
Warrants Balance Outstanding, Ending	0	52,730
Weighted Average Exrcise Price
Warrants Balance Outstanding, Beginning	0.07	0.07
Warrants Issued	0.07	0.07
Warrants Balance Outstanding and Exercisable		0.07
Warrants vested and expected to vest		0.07
Warrants Cancelled	0.07
Warrants Exercised	0.07
Warrants Balance Outstanding, Ending		0.07
Weighted Average Remaining Contractual Life
Warrants Balance Outstanding, Beginning	9.5 Years	9.5 Years
Warrants Issued	9.5 Years	9.5 Years
Warrants Balance Outstanding and Exercisable		9.5 Years
Warrants vested and expected to vest		9.5 Years
Warrants Balance Outstanding, Ending		9.5 Years